Current Taxes and Deferred Taxes	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Current Taxes and Deferred Taxes
18.	Current Taxes and Deferred Taxes:

(a)	Current Tax:

The Bank and its subsidiaries at the end of each year, have constituted a First Category Income Tax Provision, which was determined based on current tax regulations, and has been reflected in the statement of financial position net of taxes to be recovered or payable, as applicable, as of December 31, 2020 and 2021, according to the following detail:

	2020	2021
	MCh$	MCh$

Income taxes	153,084	299,396
Less:
Monthly prepaid taxes (PPM)	(172,683)	(182,903)
Credit for training expenses	(1,900)	(2,000)
Other	(1,139)	(2,210)
Total tax (receivable) payable, net	(22,638)	112,283

	2020	2021
	MCh$	MCh$

Current tax assets	22,949	—
Current tax liabilities	(311)	(112,283)
Total tax receivable (payable), net	22,638	(112,283)

(b)	Income Tax:

The Bank’s tax expense recorded for the years ended December 31, 2019, 2020 and 2021 is detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	232,404	161,869	250,155
Tax from previous period	(331)	813	3,014
Subtotal	232,073	162,682	253,169
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(58,733)	(58,895)	20,163
Effect of changes in tax rate	—	—	—
Subtotal	(58,733)	(58,895)	20,163
Other	321	(564)	2,637
Net charge to income for income taxes	173,661	103,223	275,969

Tax Rate	27.00%	27.00%	27.00%

(c)	Reconciliation of effective tax rate:

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2019, 2020 and 2021:

	2019		2020		2021
	Tax rate %	MCh$	Tax rate %	MCh$	Tax rate %	MCh$
Income tax calculated on net income before tax	27.00	209,901	27.00	136,310	27.00	359,717
Additions or deductions (*)	(5.10)	(39,612)	(7.76)	(39,195)	(6.27)	(83,587)
Effect of changes in tax rate	—	—	—	—	—	—
Other	0.43	3,372	1.21	6,108	(0.01)	(161)
Effective rate and income tax expense	22.33	173,661	20.45	103,223	20.72	275,969

(*)	The deductions of the tax rate for 2019, 2020 and 2021 mainly relate to permanent differences between tax and financial accounting rules.

(d)	Effect of deferred taxes on income and equity:

The effects of deferred taxes on assets, liabilities and income accounts are detailed as follows:

	Balance as of January 1,	Effect		Balance as of December 31,	Effect		Balance as of December 31,
	2020	Income	Equity	2020	Income	Equity	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debit differences:
Allowances for loan losses	151,481	65,880	—	217,361	(47,150)	—	170,211
Personnel provisions	16,997	(481)	—	16,516	(1,929)	—	14,587
Staff vacations	7,444	1,720	—	9,164	829	—	9,993
Accrued interest and indexation adjustments from past due loans	3,674	896	—	4,570	503	—	5,073
Staff severance indemnities provision	1,491	(95)	25	1,421	(67)	(125)	1,229
Provisions of credit card expenses	8,221	(262)	—	7,959	1,815	—	9,774
Provisions of accrued expenses	10,564	3,519	—	14,083	(1,768)	—	12,315
Derivative instruments adjustments	1,470	(109)	—	1,361	102	—	1,463
Adjustment for valuation and impairment of financial assets at fair value through OCI	—	—	—	—	270	2,774	3,044
Leasing	41,792	(12,957)	—	28,835	23,184	—	52,019
Other adjustments	36,523	965	—	37,488	11,401	—	48,889
Total debit differences	279,657	59,076	25	338,758	(12,810)	2,649	328,597
Credit differences:
Depreciation of property and equipment and investment properties	15,524	1,732	—	17,256	(810)	—	16,446
Adjustment for valuation and impairment of financial assets at fair value through OCI	2,445	1,256	(2,304)	1,397	—	(1,397)	—
Transitory assets	8,329	(1,796)	—	6,533	1,580	—	8,113
Derivative instruments adjustments	—	—	—	—	—	—	—
Accrued interest to effective rate	1,381	1,393	—	2,774	(342)	—	2,432
Advance payment of lump-sum under union contracts	3,334	(1,100)	—	2,234	3,434	—	5,668
Intangible assets amortization	5,503	—	—	5,503	—	—	5,503
Other adjustments	11,848	(1,304)	—	10,544	3,491	—	14,035
Total credit differences	48,364	181	(2,304)	46,241	7,353	(1,397)	52,197
Total Assets (Liabilities), net	231,293	58,895	2,329	292,517	(20,163)	4,046	276,400